Notes payable to banks (Narrative) (Details) (EUR €)	12 Months Ended
	Dec. 31, 2013 covenant	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Weighted average interest rate of outstanding notes payable		1.64%
Short-term lines of credit, amount	€ 150,000,000
Short-term debt outstanding	0	61,675,000
Undrawn portion of lines of credit	150,000,000
Undrawn portion includes revolving credit facility	150,000,000
Number of financial covenants in credit facility	2
Minimum level of long-term committed capital	320,000,000
Long-term committed capital	1,447,000,000
Net debt/equity ratio, maximum	2.0
Net cash	312,437,000	290,475,000	390,250,000	340,294,000
Total equity	1,447,249,000	1,049,988,000	957,714,000	647,227,000
ASMPT [Member]
Short-term Debt [Line Items]
Short-term debt outstanding	€ 0	€ 61,675,000